Fees and Expenses	Dec. 31, 2025 USD ($)
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 22  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.00%	1.75%	0.75%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$622	$827	$1,048	$1,685
Class C shares	$278	$551	$949	$1,864
Class I shares	$77	$240	$417	$930

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$622	$827	$1,048	$1,685
Class C shares	$178	$551	$949	$1,864
Class I shares	$77	$240	$417	$930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45%  of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 22  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[2]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.04%	1.79%	0.79%	1.29%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$625	$839	$1,069	$1,729
Class C shares	$282	$563	$970	$1,908
Class I shares	$81	$252	$439	$978
Class R shares	$131	$409	$708	$1,556

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$625	$839	$1,069	$1,729
Class C shares	$182	$563	$970	$1,908
Class I shares	$81	$252	$439	$978
Class R shares	$131	$409	$708	$1,556

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20%  of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 22  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None	None
[3]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R	Class R6
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%	None
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.08%
Total Annual Fund Operating Expenses	1.02%	1.77%	0.77%	1.27%	0.71%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$624	$833	$1,059	$1,707
Class C shares	$280	$557	$959	$1,886
Class I shares	$79	$246	$428	$954
Class R shares	$129	$403	$697	$1,534
Class R6 shares	$73	$227	$395	$883

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$624	$833	$1,059	$1,707
Class C shares	$180	$557	$959	$1,886
Class I shares	$79	$246	$428	$954
Class R shares	$129	$403	$697	$1,534
Class R6 shares	$73	$227	$395	$883

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80%  of the average value of its portfolio.

Portfolio Turnover, Rate	80.00%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 22  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[4]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.39%	2.14%	1.14%	1.64%
Expense Reimbursement[1]	-0.18%	-0.18%	-0.18%	-0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.21%	1.96%	0.96%	1.46%
[5]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$642	$925	$1,229	$2,091
Class C shares	$299	$653	$1,133	$2,267
Class I shares	$98	$344	$610	$1,370
Class R shares	$149	$500	$875	$1,929

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$642	$925	$1,229	$2,091
Class C shares	$199	$653	$1,133	$2,267
Class I shares	$98	$344	$610	$1,370
Class R shares	$149	$500	$875	$1,929

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58%  of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 36 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None	None
[6]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R	Class R6
Management Fees	0.04%	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%	None
Other Expenses	0.09%	0.09%	0.09%	0.09%	0.05%
Acquired Fund Fees and Expenses[1]	0.58%	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	0.96%	1.71%	0.71%	1.21%	0.67%
[7]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$618	$815	$1,028	$1,641
Class C shares	$274	$539	$928	$1,821
Class I shares	$73	$227	$395	$883
Class R shares	$123	$384	$665	$1,466
Class R6 shares	$68	$214	$373	$835

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$618	$815	$1,028	$1,641
Class C shares	$174	$539	$928	$1,821
Class I shares	$73	$227	$395	$883
Class R shares	$123	$384	$665	$1,466
Class R6 shares	$68	$214	$373	$835

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4%   of the average value of its portfolio. The Fund’s portfolio turnover rate is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

Portfolio Turnover, Rate	4.00%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 32 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Core Bond Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	None
[8]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.89%	0.64%
Expense Reimbursement[1]	-0.15%	-0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.74%	0.49%
[9],[10]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class A shares	$398	$585	$788	$1,372
Class I shares	$50	$190	$342	$784

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 388%  of the average value of its portfolio.

Portfolio Turnover, Rate	388.00%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of the Fund’s Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[11]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[1]	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.47%	2.22%	1.22%
Expense Reduction[2]	-0.06%	-0.06%	-0.06%
Net Annual Fund Operating Expenses[3]	1.41%	2.16%	1.16%
[12],[13],[14]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$661	$960	$1,280	$2,185
Class C shares	$319	$688	$1,184	$2,345
Class I shares	$118	$381	$665	$1,472

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$661	$960	$1,280	$2,185
Class C shares	$219	$688	$1,184	$2,345
Class I shares	$118	$381	$665	$1,472

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%

[1]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[3]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[4]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[5]
1	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Class I shares and 1.46% for Class R shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[6]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[7]
1	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.

[8]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[9]
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares and 0.49% for Class I shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[10]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and Core Bond Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[11]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[12]
1	Includes 0.01% of interest expense.

[13]
2	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[14]
3	Expenses in the table above and the Example below reflect the expenses of the Fund and Greater India Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.